OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.8%
	FIXED INCOME - 5.8%
116,300	First Trust Municipal High Income ETF	$ 5,574,771
86,300	Franklin Dynamic Municipal Bond ETF	2,146,281
46,600	State Street SPDR Nuveen ICE High Yield Municipal ETF	1,162,204
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,690,856)	8,883,256

	OPEN END FUNDS — 93.8%
	FIXED INCOME - 93.8%
793	Allspring California Tax-Free Fund, Institutional Class	8,297
3,894,830	Allspring Municipal Bond Fund, Institutional Class	37,779,847
2,099	American Century High-Yield Municipal Fund, Class I	18,327
360,966	American High-Income Municipal Bond Fund, Class I	5,530,001
9,279	BlackRock National Municipal Fund, Institutional Class	92,701
3,801	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	39,488
3,883	City National Rochdale Municipal High Income Fund, Service Class	35,958
5,385	First Eagle Funds - First Eagle High Income Fund, Class I	43,349
4,590	Northern Intermediate Tax-Exempt Fund, Class I	45,489
1,140,156	Nuveen All-American Municipal Bond Fund, Class I	11,390,155
1,160	Nuveen California High Yield Municipal Bond Fund, Class I	9,092
2,308	Nuveen California Municipal Bond Fund, Class I	23,008
1,811,191	Nuveen High Yield Municipal Bond Fund, Class I	25,900,029
874	Nuveen Intermediate Duration Municipal Bond Fund, Class I	7,793
829	Nuveen Limited Term Municipal Bond Fund, Class I	9,098
1,728,085	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	16,243,995
2,720,095	PIMCO High Yield Municipal Bond Fund, Institutional Class	22,794,398
1,250,791	PIMCO Municipal Bond Fund, Institutional Class	11,782,450
1,011	Putnam Strategic Intermediate Municipal Fund, Class Y	14,300
1,172,795	Russell Tax Exempt High Yield Bond Fund, Class S	11,364,388
	TOTAL OPEN END FUNDS (Cost $141,453,425)	143,132,163

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
8,865	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.06%(a) (b)	$ 8,866
480,606	First American Government Obligations Fund, Class X, 3.67%(a)	480,606
	TOTAL MONEY MARKET FUNDS (Cost $489,472)	489,472

	TOTAL INVESTMENTS - 99.9% (Cost $150,633,753)	$ 152,504,891
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	152,345
	NET ASSETS - 100.0%	$ 152,657,236

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(b)	Floating Net Asset Value